Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 5,681,475	$ 5,585,420	$ 3,427,058
Accounts receivable, net	49,708	71,410	130,686
Prepaid expense and other current assets	189,180	236,704	167,441
Total current assets	5,920,363	5,893,534	3,725,185
Digital tokens receivable	210,000	210,000
Operating lease right-of-use asset	52,833	68,967	685,042
Property and equipment, net	206,997	255,777	620,059
Goodwill	6,326,250	6,326,250	6,326,250
Intangible assets, net	335,043	381,210	627,891
Digital tokens	657,430	439,145	148,229
Other assets	13,937	13,937	86,876
Total assets	13,722,853	13,588,820	12,219,532
Current liabilities:
Accounts payable	627,699	742,141	1,007,851
Accrued expenses and other current liabilities	49,553	254,084	434,739
Operating lease liabilities, current portion	52,834	68,967	178,479
Digital tokens payable	185,866	123,397
Term debt, current portion		338,792
Deferred subscription revenue	2,023,794	2,058,721	1,829,493
Total current liabilities	2,939,746	3,586,102	3,450,562
Operating lease liabilities, non-current portion			583,075
Term debt, non-current portion		167,708
Total liabilities	2,939,746	3,753,810	4,033,637
Commitments and Contingencies (Note 12)
Stockholders’ equity:
Common stock, value	6,917	6,917	6,879
Treasury stock	(10,859)	(10,859)	(2,015)
Additional paid-in capital	21,599,409	21,568,041	21,281,382
Accumulated deficit	(10,812,360)	(11,729,089)	(13,100,351)
Total stockholders’ equity	10,783,107	9,835,010	8,185,895
Total liabilities and stockholders’ equity	$ 13,722,853	$ 13,588,820	$ 12,219,532